Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 104,621	$ 126,401	$ 409,192	$ 345,207
Voyage expenses	(14,933)	(2,653)	(37,514)	(10,164)
Vessel operating expenses	(44,783)	(35,267)	(136,245)	(87,085)
Time-charter hire expense	(11,335)	(21,382)	(47,964)	(53,178)
Depreciation and amortization	(25,888)	(17,878)	(78,576)	(48,346)
General and administrative expenses	(3,572)	(4,310)	(13,774)	(10,992)
Asset impairments	(7,766)	0	(14,186)	0
Loss on sale of vessel	(137)	0	(137)	0
Restructuring charges	0	(327)	0	(4,772)
(Loss) income from operations	(3,793)	44,584	80,796	130,670
Equity Income	1,045	2,762	9,599	8,931
Operating Segments [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	95,626	117,863	380,283	336,669
Voyage expenses	(15,775)	(2,461)	(39,527)	(9,972)
Vessel operating expenses	(37,462)	(29,164)	(112,248)	(80,982)
Time-charter hire expense	(10,784)	(21,344)	(46,670)	(53,140)
Depreciation and amortization	(24,651)	(17,234)	(74,925)	(47,702)
General and administrative expenses	(2,955)	(3,398)	(11,359)	(10,080)
Asset impairments	(7,766)		(14,186)
Loss on sale of vessel	(137)		(137)
Restructuring charges		0		(4,445)
(Loss) income from operations	(3,904)	44,262	81,231	130,348
Equity Income	1,045	2,762	9,599	8,931
Operating Segments [Member] | Ship-to-Ship Transfer [Member]
Segment Reporting Information [Line Items]
Revenues	9,837	8,850	30,922	8,850
Voyage expenses	0	(192)	0	(192)
Vessel operating expenses	(7,321)	(6,415)	(23,997)	(6,415)
Time-charter hire expense	(551)	(38)	(1,294)	(38)
Depreciation and amortization	(1,237)	(644)	(3,651)	(644)
General and administrative expenses	(617)	(912)	(2,415)	(912)
Asset impairments	0		0
Loss on sale of vessel	0		0
Restructuring charges		(327)		(327)
(Loss) income from operations	111	322	(435)	322
Equity Income	0	0	0	0
Inter-segment Revenue [Member]
Segment Reporting Information [Line Items]
Revenues	(842)	(312)	(2,013)	(312)
Voyage expenses	842	0	2,013	0
Vessel operating expenses	0	312	0	312
Time-charter hire expense	0	0	0	0
Depreciation and amortization	0	0	0	0
General and administrative expenses	0	0	0	0
Asset impairments	0		0
Loss on sale of vessel	0		0
Restructuring charges		0		0
(Loss) income from operations	0	0	0	0
Equity Income	0	0	0	0
Lightering support services, cost per voyage	$ 25	$ 25	$ 25	$ 25